Future accounting developments	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Future accounting developments
5.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2023 A
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ual Report.